Income tax and deferred taxes (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax and deferred taxes [Abstract]
Deferred tax assets and liabilities, net opening balance	$ 175,361	$ (205,283)
Increase (decrease) in deferred taxes in profit or loss	(5,758)	(27,407)
Increase (decrease) in deferred taxes in equity	2,292	2,515
Deferred tax liability (asset) at end of period	$ (183,411)	$ 175,361